CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - shares	Dec. 31, 2019	Dec. 31, 2018
Equity
Common units issued (in units)	7,527,830	7,527,830
Subordinated units issued (in units)	1,654,335	1,654,335